RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

12. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and June 30, 2025:

Name of related parties	Relationship with the Group

Joy Capital	Preferred shareholder before March 27, 2024 and non-controlling shareholder since March 27, 2024
NIO Capital	Preferred shareholder before March 27, 2024 and Principal Shareholder since March 27, 2024
Pintu Beijing	Significantly influenced by Principal Shareholder
Lightwind Global Limited (“Lightwind”)	Significantly influenced by Principal Shareholder
Xin Gao Group Limited	Non-controlling shareholder, controlled by Mr. Kun Dai, chairman and chief executive officer of the Company
Mr. Kun Dai (i)	Chairman and chief executive officer of the Company

(i) On February 22, 2024, the Company entered into a one-year loan agreement with Mr. Kun Dai, pursuant to which the Company borrowed RMB7.0 million from Mr. Kun Dai at an annual interest rate of 6%. The loan has been totally repaid on April 9, 2025.

Except for the loan mentioned above, the loans obtained from Pintu Beijing (Note 7), the senior convertible preferred shares, warrants and forward contracts issued to NIO Capital, Joy Capital and Xin Gao (Note 14) and the forward contract issued to Lightwind (Note 7), there were no material related party transactions for the six months ended June 30, 2024 and 2025.